Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019		Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks		$ 149,549		$ 139,258	$ 107,068
Loans and advances to banks		15,544		16,893	12,379
Receivables from securities financing transactions		85,271		89,648	84,245
Cash collateral receivables on derivative instruments		30,846		39,549	23,289
Loans and advances to customers		345,783		339,946	327,992
Other financial assets measured at amortized cost		27,324		23,907	23,012
Total financial assets measured at amortized cost		654,318		649,202	577,985
Financial assets at fair value held for trading		98,155		90,686	127,695
of which: assets pledged as collateral that may be sold or repledged by counterparties		38,505		31,192	41,285
Derivative financial instruments	[1],[2],[3]	152,010		212,986	121,843
Brokerage receivables		19,848		20,319	18,007
Financial assets at fair value not held for trading		94,010		82,490	83,636
Total financial assets measured at fair value through profit or loss		364,023		406,482	351,181
Financial assets measured at fair value through other comprehensive income		8,624		7,653	6,345
Investments in subsidiaries and associates		1,054		1,042	1,051
Property, equipment and software		11,889		11,812	11,826
Goodwill and intangible assets		6,414		6,407	6,469
Deferred tax assets		9,263		9,289	9,513
Other non-financial assets		7,849		7,299	7,547
Total assets		1,063,435		1,099,185	971,916
Liabilities
Amounts due to banks		12,410		18,822	6,570
Payables from securities financing transactions		12,019		12,867	7,778
Cash collateral payables on derivative instruments		36,883		45,649	31,416
Customer deposits		477,145		468,422	450,591
Funding from UBS Group AG and its subsidiaries		49,701	[4]	49,192	47,866	[4]
Debt issued measured at amortized cost	[5]	77,186		66,479	62,835
Other financial liabilities measured at amortized cost		10,103		10,462	10,373
Total financial liabilities measured at amortized cost		675,446		671,893	617,429
Financial liabilities at fair value held for trading		34,426		32,572	30,591
Derivative financial instruments	[1],[2],[3]	152,280		206,654	120,880
Brokerage payables designated at fair value		40,248		37,652	37,233
Debt issued designated at fair value		57,644		53,040	66,592
Other financial liabilities designated at fair value		39,131		31,794	36,157
Total financial liabilities measured at fair value through profit or loss		323,729		361,713	291,452
Provisions		2,564		2,530	2,938
Other non-financial liabilities		6,106		5,065	6,168
Total liabilities		1,007,847		1,041,201	917,988
Equity
Equity attributable to shareholders		55,416		57,814	53,754
Equity attributable to non-controlling interests		173		169	174
Total equity before the adoption of IFRIC 23								$ 52,432
Total equity		55,589		57,983	53,928		$ 52,529	$ 52,421
Total liabilities and equity		1,063,435		$ 1,099,185	971,916
Elimination entries
Assets
Loans and advances to banks		(47,882)			(45,931)
Receivables from securities financing transactions		(26,617)			(27,771)
Cash collateral receivables on derivative instruments		(10,903)			(9,038)
Loans and advances to customers		(22,687)			(17,612)
Other financial assets measured at amortized cost		(2,370)			(2,327)
Total financial assets measured at amortized cost		(110,458)			(102,679)
Financial assets at fair value held for trading		(2,486)			(1,479)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(11,595)			(22,701)
Derivative financial instruments		(43,769)			(30,899)
Brokerage receivables		(1)			(1)
Financial assets at fair value not held for trading		(19,326)			(14,498)
Total financial assets measured at fair value through profit or loss		(65,582)			(46,877)
Investments in subsidiaries and associates		(51,377)			(51,156)
Property, equipment and software		(316)			(385)
Goodwill and intangible assets		35			35
Other non-financial assets		(162)			(140)
Total assets		(227,860)			(201,202)
Liabilities
Amounts due to banks		(113,053)			(113,181)
Payables from securities financing transactions		(26,732)			(27,696)
Cash collateral payables on derivative instruments		(10,833)			(9,027)
Customer deposits		31,296			38,861
Debt issued measured at amortized cost		(78)			(70)
Other financial liabilities measured at amortized cost		(2,865)			(2,844)
Total financial liabilities measured at amortized cost		(122,265)			(113,956)
Financial liabilities at fair value held for trading		(2,303)			(1,317)
Derivative financial instruments		(43,757)			(30,852)
Brokerage payables designated at fair value		(7)			(3)
Debt issued designated at fair value		(40)			(38)
Other financial liabilities designated at fair value		(8,088)			(3,445)
Total financial liabilities measured at fair value through profit or loss		(54,194)			(35,655)
Provisions		(17)
Other non-financial liabilities		106			21
Total liabilities		(176,370)			(149,591)
Equity
Equity attributable to shareholders		(51,490)			(51,611)
Total equity		(51,490)			(51,611)
Total liabilities and equity		(227,860)			(201,202)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	[6]	51,258			36,386	[7]
Loans and advances to banks	[6]	36,886			32,888	[7]
Receivables from securities financing transactions	[6]	60,577			56,946	[7]
Cash collateral receivables on derivative instruments	[6]	29,262			22,830	[7]
Loans and advances to customers	[6]	95,491			88,386	[7]
Other financial assets measured at amortized cost	[6]	8,856			5,723	[7]
Total financial assets measured at amortized cost	[6]	282,331			243,159	[7]
Financial assets at fair value held for trading	[6]	83,227			113,802	[7]
of which: assets pledged as collateral that may be sold or repledged by counterparties	[6]	42,186			58,599	[7]
Derivative financial instruments	[6]	145,995			118,708	[7]
Brokerage receivables	[6]	13,134			11,453	[7]
Financial assets at fair value not held for trading	[6]	53,515			49,525	[7]
Total financial assets measured at fair value through profit or loss	[6]	295,872			293,488	[7]
Financial assets measured at fair value through other comprehensive income	[6]	162			176	[7]
Investments in subsidiaries and associates	[6]	52,355			52,140	[7]
Property, equipment and software	[6]	7,113			7,318	[7]
Goodwill and intangible assets	[6]	220			222	[7]
Deferred tax assets	[6]	588			618	[7]
Other non-financial assets	[6]	5,159			5,060	[7]
Total assets	[6]	643,798			602,181	[7]
Liabilities
Amounts due to banks	[6]	50,545			55,738	[7]
Payables from securities financing transactions	[6]	15,041			21,326	[7]
Cash collateral payables on derivative instruments	[6]	35,569			30,571	[7]
Customer deposits	[6]	86,983			85,954	[7]
Funding from UBS Group AG and its subsidiaries	[4],[6]	49,701			47,866	[7]
Debt issued measured at amortized cost	[6]	68,459			54,317	[7]
Other financial liabilities measured at amortized cost	[6]	5,148			5,347	[7]
Total financial liabilities measured at amortized cost	[6]	311,446			301,119	[7]
Financial liabilities at fair value held for trading	[6]	29,709			25,292	[7]
Derivative financial instruments	[6]	146,606			117,597	[7]
Brokerage payables designated at fair value	[6]	24,854			25,358	[7]
Debt issued designated at fair value	[6]	56,866			65,677	[7]
Other financial liabilities designated at fair value	[6]	14,430			8,571	[7]
Total financial liabilities measured at fair value through profit or loss	[6]	272,464			242,495	[7]
Provisions	[6]	1,145			1,101	[7]
Other non-financial liabilities	[6]	1,877			1,657	[7]
Total liabilities	[6]	586,933			546,372	[7]
Equity
Equity attributable to shareholders	[6]	56,865			55,808	[7]
Total equity	[6]	56,865			55,808	[7]
Total liabilities and equity	[6]	643,798			602,181	[7]
UBS AG (standalone) | Reportable legal entities | Increase (decrease) due to change how UBS AG accounts for its investments in associates from at cost less impairment to the equity method of accounting
Assets
Investments in subsidiaries and associates					929
Equity
Equity attributable to shareholders					914
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	[6]	77,212			60,926
Loans and advances to banks	[6]	6,357			7,992
Receivables from securities financing transactions	[6]	2,024			12,536
Cash collateral receivables on derivative instruments	[6]	1,176			990
Loans and advances to customers	[6]	208,911			193,543
Other financial assets measured at amortized cost	[6]	8,283			8,168
Total financial assets measured at amortized cost	[6]	303,964			284,154
Financial assets at fair value held for trading	[6]	195			53
of which: assets pledged as collateral that may be sold or repledged by counterparties	[6]	0			0
Derivative financial instruments	[6]	5,482			4,251
Financial assets at fair value not held for trading	[6]	12,720			6,701
Total financial assets measured at fair value through profit or loss	[6]	18,396			11,004
Investments in subsidiaries and associates	[6]	30			28
Property, equipment and software	[6]	1,252			1,144
Deferred tax assets	[6]				0
Other non-financial assets	[6]	2,016			1,770
Total assets	[6]	325,658			298,101
Liabilities
Amounts due to banks	[6]	31,811			28,240
Payables from securities financing transactions	[6]	687			565
Cash collateral payables on derivative instruments	[6]	136			98
Customer deposits	[6]	260,966			239,226
Debt issued measured at amortized cost	[6]	8,801			8,583
Other financial liabilities measured at amortized cost	[6]	2,807			2,666
Total financial liabilities measured at amortized cost	[6]	305,208			279,379
Financial liabilities at fair value held for trading	[6]	648			383
Derivative financial instruments	[6]	5,058			4,046
Total financial liabilities measured at fair value through profit or loss	[6]	5,706			4,429
Provisions	[6]	270			196
Other non-financial liabilities	[6]	906			931
Total liabilities	[6]	312,090			284,936
Equity
Equity attributable to shareholders	[6]	13,568			13,165
Total equity	[6]	13,568			13,165
Total liabilities and equity	[6]	325,658			298,101
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	[8]	21,078			9,756
Loans and advances to banks	[8]	20,183			17,430
Receivables from securities financing transactions	[8]	49,286			42,534
Cash collateral receivables on derivative instruments	[8]	11,311			8,508
Loans and advances to customers	[8]	64,068			63,676
Other financial assets measured at amortized cost	[8]	12,555			11,448
Total financial assets measured at amortized cost	[8]	178,481			153,351
Financial assets at fair value held for trading	[8]	17,219			15,320
of which: assets pledged as collateral that may be sold or repledged by counterparties	[8]	7,914			5,386
Derivative financial instruments	[8]	44,302			29,782
Brokerage receivables	[8]	6,716			6,556
Financial assets at fair value not held for trading	[8]	47,101			41,908
Total financial assets measured at fair value through profit or loss	[8]	115,338			93,565
Financial assets measured at fair value through other comprehensive income	[8]	8,462			6,169
Investments in subsidiaries and associates	[8]	46			39
Property, equipment and software	[8]	3,841			3,749
Goodwill and intangible assets	[8]	6,160			6,212
Deferred tax assets	[8]	8,676			8,895
Other non-financial assets	[8]	836			857
Total assets	[8]	321,839			272,837
Liabilities
Amounts due to banks	[8]	43,107			35,773
Payables from securities financing transactions	[8]	23,023			13,583
Cash collateral payables on derivative instruments	[8]	12,011			9,773
Customer deposits	[8]	97,899			86,550
Debt issued measured at amortized cost	[8]	4			5
Other financial liabilities measured at amortized cost	[8]	5,013			5,204
Total financial liabilities measured at amortized cost	[8]	181,057			150,888
Financial liabilities at fair value held for trading	[8]	6,373			6,233
Derivative financial instruments	[8]	44,373			30,089
Brokerage payables designated at fair value	[8]	15,401			11,877
Debt issued designated at fair value	[8]	817			952
Other financial liabilities designated at fair value	[8]	32,789			31,031
Total financial liabilities measured at fair value through profit or loss	[8]	99,753			80,184
Provisions	[8]	1,166			1,641
Other non-financial liabilities	[8]	3,217			3,559
Total liabilities	[8]	285,194			236,271
Equity
Equity attributable to shareholders	[8]	36,473			36,391
Equity attributable to non-controlling interests	[8]	173			174
Total equity	[8]	36,645			36,566
Total liabilities and equity	[8]	$ 321,839			$ 272,837

[1]
Derivative financial liabilities as of 30 June 2020 include USD 35 million related to derivative loan commitments (31 March 2020: USD 43 million; 31 December 2019: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 16, under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material for any periods presented. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 16, under Forward starting transactions.

[4]	Represents funding from UBS Group AG to UBS AG.
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[6]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[7]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in an increase in Investments in subsidiaries and associates as of 31 December 2019 of USD 929 million and an increase in Equity attributable to shareholders as of 31 December 2019 of USD 914 million.

[8]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.